Investee Companies and other investments (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of associates [abstract]
Schedule of Composition of Investments
	December 31
	2022	2021
	€ in thousands

Investment in shares	30,756	26,371
Long-term loans	2,665	8,495
Deferred interest	(727)	(837)
	32,694	34,029

Current maturities	(2,665)	-

Investment in equity accounted investee	30,029	34,029

Schedule of Changes in Investments
Changes in investments

	2022	2021
	€ in thousands
Changes in equity and loans:
Balance as at January 1	34,029	32,234
Long term loans extended	128	335
Repayment of long term loans	(149)	(2,259)
Reevaluation in connection with long term loans	(270)	(22)
The Company’s share of income	1,206	117
Foreign currency translation adjustments	(2,250)	3,624
Conversion to short term loan	(2,665)	-
Balance as at December 31	30,029	34,029

Summary of Information on Financial Position

								Equity
	Rate of	Current	Non-current	Total	Current	Non-current	Total	attributable to the owners of the	Company’s	Surplus costs and	Other	Carrying amount of
	ownership	assets	assets	assets	liabilities	liabilities	liabilities	Company	share	goodwill	adjustments	investment
	%	€ in thousands
2022
Dori Energy	50	72	63,722	63,794	(5,329)	-	(5,329)	58,464	29,232	1,927	(404)	30,756

2021
Dori Energy	50	239	64,181	64,420	(125)	(15,871)	(15,996)	48,424	24,212	2,569	(410)	26,371

Summary of Information on Operating Results
	Rate of ownership as of December	Income for the year	Company’s share	Elimination of interest on loan from related party	Other adjustments	Company’s share of income of investee
	%	€ in thousands
2022
Dori Energy	50	(61)	(31)	1,475	(238)	1,206

2021
Dori Energy	50	(602)	(301)	878	(459)	118

Schedule of Composition of Advances on Account of Investments	Composition of Advances on account of investments
	December 31
	2022	2021
	€ in thousands
On account of development of PV projects in Italy	2,328	1,554

Schedule of Composition of Asset from Concession Project
Asset from concession project
€ in thousands
Balance as at December 31, 2022	26,594
Less current maturities	1,799
Non current asset from concession project	24,795